Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 196,559,680.00
Previously Paid Amount	18,046.91
Total Fee Amount	27,144.90
Total Offset Amount	0.00
Net Fee	$ 9,097.99